Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000194706
Shareholder Report [Line Items]
Fund Name	Inspire 100 ETF
Trading Symbol	BIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/bibl. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/bibl
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 8.59%. This strong performance was driven predominately by the upward momentum in the US large cap equity market during the period. The sectors that helped support the fund with positive performance came from the Consumer Discretionary, Materials, Health Care, Real Estate and Utilities sectors. The sectors that caused the largest drag to performance during the period due to security selection were the Communications Services, Industrials, Consumer Staples, Financials and Energy sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed in line with the broader large cap market. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500® Index
Oct-2017	$10,000	$10,000	$10,000
Nov-2017	$10,276	$10,274	$10,317
Nov-2018	$10,594	$10,674	$10,964
Nov-2019	$12,144	$12,361	$12,730
Nov-2020	$14,997	$15,489	$14,953
Nov-2021	$18,715	$19,531	$19,128
Nov-2022	$15,966	$16,678	$17,366
Nov-2023	$16,591	$17,393	$19,769
Nov-2024	$21,737	$22,895	$26,469
Nov-2025	$23,605	$24,956	$30,440

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	8.59%	9.50%	11.21%
Inspire 100 Index	9.00%	10.01%	11.98%
S&P 500® Index	15.00%	15.28%	14.76%

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 361,579,276
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 786,762
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$361,579,276 Number of Portfolio Holdings100 Advisory Fee (net of waivers)$786,762 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Staples	0.7%
Consumer Discretionary	0.9%
Utilities	3.8%
Materials	4.6%
Health Care	5.6%
Energy	6.5%
Financials	8.4%
Real Estate	15.2%
Technology	26.4%
Industrials	27.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Caterpillar, Inc.	6.5%
Arista Networks, Inc.	4.3%
Amphenol Corporation, Class A	4.2%
Progressive Corporation (The)	3.6%
Welltower, Inc.	3.6%
KLA Corporation	3.5%
Prologis, Inc.	3.3%
Parker-Hannifin Corporation	3.0%
Interactive Brokers Group, Inc., Class A	2.7%
Freeport-McMoRan, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000248596
Shareholder Report [Line Items]
Fund Name	Inspire 500 ETF
Trading Symbol	PTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire 500 ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ptl. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ptl
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 14.20%. This strong positive performance was driven by upward momentum in the broader US Large Cap markets. The sectors that contributed most to the positive performance within the Fund were Information Technology, Materials and Health Care. Although there was volatility in the broader US Large Cap market due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed better than the broader large cap market during the period due to the Fund having minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large cap markets for the past couple of years but have not performed as well during the during the last several months of the fiscal year. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500® Index
03/25/24	$10,000	$10,000	$10,000
05/31/24	$9,860	$9,862	$10,138
08/31/24	$10,510	$10,517	$10,888
11/30/24	$11,352	$11,364	$11,666
02/28/25	$10,921	$10,930	$11,553
05/31/25	$11,155	$11,163	$11,509
08/31/25	$12,272	$12,288	$12,617
11/30/25	$12,963	$12,986	$13,416

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	14.20%	16.65%
Inspire 500 Index	14.28%	16.78%
S&P 500® Index	15.00%	19.06%

Performance Inception Date	Mar. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 565,711,679
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 329,043
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$565,711,679 Number of Portfolio Holdings497 Advisory Fee $329,043 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	1.4%
Consumer Staples	2.5%
Utilities	4.9%
Health Care	5.8%
Real Estate	5.9%
Materials	6.3%
Consumer Discretionary	8.2%
Financials	8.3%
Energy	8.3%
Industrials	17.3%
Technology	30.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	13.1%
Exxon Mobil Corporation	3.2%
Home Depot, Inc. (The)	2.4%
Palantir Technologies, Inc., Class A	2.3%
Caterpillar, Inc.	1.6%
Linde PLC	1.3%
QUALCOMM, Inc.	1.2%
NextEra Energy, Inc.	1.1%
GE Vernova, Inc.	1.1%
Arista Networks, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000176728
Shareholder Report [Line Items]
Fund Name	Inspire Corporate Bond ETF
Trading Symbol	IBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ibd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ibd
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 6.16%. This positive performance was driven by falling interest rates on the short to intermediate end of the yield curve vs interest rates rising on the long end of the yield curve spectrum in anticipation that interest rates would be cut by the Federal Reserve at least twice. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,037	$10,102	$10,094	$10,088
11/30/18	$9,938	$10,045	$9,996	$10,005
11/30/19	$10,824	$11,117	$11,077	$11,035
11/30/20	$11,382	$12,190	$11,895	$11,807
11/30/21	$11,252	$12,120	$11,820	$11,729
11/30/22	$10,166	$10,986	$10,731	$10,681
11/30/23	$10,534	$11,447	$11,188	$11,110
11/30/24	$11,318	$12,376	$12,080	$11,958
11/30/25	$12,015	$13,201	$12,918	$12,782

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	6.16%	1.09%	2.21%
Inspire Corporate Bond Impact Index	6.66%	1.61%	3.36%
Bloomberg Intermediate Corporate Index	6.94%	1.66%	3.10%
Bloomberg U.S. Intermediate Credit Index	6.89%	1.60%	2.97%

Performance Inception Date	Jul. 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 449,529,917
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,165,525
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$449,529,917 Number of Portfolio Holdings251 Advisory Fee $1,165,525 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.5%
Money Market Funds	2.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Money Market Funds	2.5%
Financials	4.9%
Consumer Discretionary	5.1%
Consumer Staples	5.8%
Health Care	5.8%
Utilities	8.2%
Energy	9.3%
Materials	10.2%
Technology	11.7%
Real Estate	18.1%
Industrials	19.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Institutional Class	2.5%
Camden Property Trust, 4.900%, 01/15/34	2.1%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	2.1%
Trimble, Inc., 4.900%, 06/15/28	2.1%
Amphenol Corporation, B, 4.350%, 06/01/29	2.1%
Valero Energy Corporation, 4.350%, 06/01/28	2.1%
Republic Services, Inc., 3.950%, 05/15/28	2.1%
Cboe Global Markets, Inc., 3.650%, 01/12/27	2.0%
AutoZone, Inc., 3.750%, 06/01/27	2.0%
Parker-Hannifin Corporation, 3.250%, 06/14/29	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000223048
Shareholder Report [Line Items]
Fund Name	Inspire Growth ETF
Trading Symbol	GLRY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	annual shareholder report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/glry
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Growth ETF	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 11.90%. This strong positive performance was driven predominately by the upward trajectory of the US large cap and mid cap markets during the period. The Fund’s focus on the growth momentum factor that was in favor over the period, as well as security selection in the Utilities, Information Technology Communications Services and Health Care sectors helped achieve a positive performance within the Fund during the period. The sectors that caused the largest drag to performance were the Consumer Discretionary, Consumer Staples, Energy and Materials sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed well vs the broader mid-cap and large cap markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Growth ETF - NAV	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
Nov-2021	$11,735	$12,260	$12,530
Nov-2022	$10,105	$11,857	$11,427
Nov-2023	$10,785	$11,996	$12,869
Nov-2024	$14,020	$15,997	$17,228
Nov-2025	$15,688	$15,961	$19,584

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 7, 2020)
Inspire Growth ETF - NAV	11.90%	9.46%
S&P MidCap 400® Index	-0.23%	9.84%
S&P Composite 1500® Index	13.67%	14.45%

Performance Inception Date	Dec. 07, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,544,656
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 475,269
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$119,544,656 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$475,269 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.2%
Real Estate	2.9%
Energy	4.1%
Utilities	4.2%
Consumer Staples	5.1%
Communications	5.3%
Health Care	8.6%
Consumer Discretionary	9.4%
Financials	11.5%
Technology	19.5%
Industrials	28.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.7%
AppLovin Corporation, Class A	5.3%
Amphenol Corporation, Class A	5.0%
BWX Technologies, Inc.	4.3%
Curtiss-Wright Corporation	4.3%
NRG Energy, Inc.	4.2%
KLA Corporation	4.1%
InterDigital, Inc.	4.0%
EMCOR Group, Inc.	4.0%
United Therapeutics Corporation	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 19, 2025, the Fund's name changed from "Inspire Momentum ETF" to" Inspire Growth ETF".This is a summary of certain changes to the Fund since November 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 30, 2026 at https://www.sec.gov/ or upon request at 1-877-658-9473.

C000237005
Shareholder Report [Line Items]
Fund Name	Inspire Fidelis Multi Factor ETF
Trading Symbol	FDLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/fdls. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/fdls
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 12.65%. This strong positive performance was driven predominantly by the upward momentum in the US equity markets, as well as the international markets during the period. Security selection in the Utilities, Consumer Discretionary, Materials, Health Care and Financials sectors helped the Fund with positive performance. The sectors that caused the largest drag to performance were the Communication Services and Consumer Staples sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the fund performed in line with the broader global markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Index
08/23/22	$10,000	$10,000	$10,001	$10,000
09/30/22	$8,808	$8,841	$8,738	$8,746
12/31/22	$9,799	$9,899	$9,662	$9,600
03/31/23	$10,120	$10,239	$10,406	$10,301
06/30/23	$10,970	$11,126	$11,119	$10,938
09/30/23	$10,721	$10,896	$10,712	$10,566
12/31/23	$11,897	$12,125	$11,922	$11,731
03/31/24	$12,384	$12,654	$13,003	$12,693
06/30/24	$12,064	$12,336	$13,411	$13,057
09/30/24	$12,846	$13,164	$14,263	$13,921
12/31/24	$12,782	$13,173	$14,183	$13,783
03/31/25	$12,230	$12,622	$14,010	$13,601
06/30/25	$13,834	$14,312	$15,611	$15,168
09/30/25	$15,242	$15,801	$16,826	$16,325
11/30/25	$15,701	$16,298	$17,249	$16,688

Average Annual Return [Table Text Block]
	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	12.65%	14.79%
WI Fidelis Multi-Cap, Multi-Factor Index	13.95%	16.10%
S&P Global 1200 Index	18.74%	18.14%
MSCI ACWI Index	18.21%	16.95%

Performance Inception Date	Aug. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,674,939
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 403,832
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,674,939 Number of Portfolio Holdings101 Advisory Fee $403,832 Portfolio Turnover233%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Partnership Shares	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	1.0%
Utilities	2.0%
Communications	3.4%
Consumer Staples	4.1%
Energy	6.0%
Materials	6.1%
Consumer Discretionary	7.2%
Health Care	13.4%
Financials	15.6%
Industrials	19.0%
Technology	22.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CytomX Therapeutics, Inc.	2.0%
Western Digital Corporation	1.5%
Argan, Inc.	1.5%
Viavi Solutions, Inc.	1.4%
Pediatrix Medical Group, Inc.	1.4%
Rigel Pharmaceuticals, Inc.	1.4%
Theravance Biopharma, Inc.	1.4%
TTM Technologies, Inc.	1.3%
NEXTracker, Inc., Class A	1.3%
Carpenter Technology Corporation	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000176729
Shareholder Report [Line Items]
Fund Name	Inspire Global Hope ETF
Trading Symbol	BLES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/bles. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/bles
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 11.77%. This strong performance was driven by the upward momentum and global security selection in the Communications Services, Energy, Industrials and Utilities sectors. The sectors that caused the largest drag to performance were the Consumer Discretionary, Consumer Staples, Financials and Health Care sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza, as well as geo-political tensions with Russia and China, the Fund performed in line with the broader international large cap market even though the Fund was hampered by the exposure to US Large Cap stocks that suffered weaker relative performance during the period on the global stage. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
02/27/17	$10,000	$10,000	$9,999
11/30/17	$11,263	$11,284	$11,560
11/30/18	$10,841	$11,034	$11,620
11/30/19	$12,424	$12,730	$13,360
11/30/20	$13,958	$14,067	$15,282
11/30/21	$17,117	$17,406	$18,582
11/30/22	$15,646	$15,970	$16,838
11/30/23	$16,496	$16,937	$19,007
11/30/24	$19,768	$20,500	$24,259
11/30/25	$22,095	$23,149	$28,813

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	11.77%	9.62%	9.48%
Inspire Global Hope Index	12.92%	10.48%	10.06%
S&P Global 1200 Index	18.74%	13.53%	12.85%

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 126,933,580
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 356,988
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,933,580
Number of Portfolio Holdings	407
Advisory Fee	$356,988
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.4%
Preferred Stocks	0.4%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Communications	1.4%
Consumer Discretionary	5.6%
Consumer Staples	5.7%
Energy	7.1%
Real Estate	7.2%
Utilities	7.6%
Health Care	7.7%
Materials	11.4%
Financials	13.3%
Technology	13.4%
Industrials	19.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.4%
Aeon Company Ltd.	0.4%
Albemarle Corporation	0.4%
Bloom Energy Corporation, Class A	0.4%
Sociedad Quimica y Minera de Chile S.A., Class B	0.4%
Ciena Corporation	0.3%
Coca-Cola Consolidated, Inc.	0.3%
Western Digital Corporation	0.3%
Samsung SDI Company Ltd.	0.3%
Roivant Sciences Ltd.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000214760
Shareholder Report [Line Items]
Fund Name	Inspire International ETF
Trading Symbol	WWJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/wwjd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/wwjd
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 22.18%. This positive performance was driven predominately by the upward momentum in the International and Emerging markets during the period. International security selection in the Energy, Utilities and Real Estate sectors helped achieve this positive performance. The sectors that caused the largest drag to performance were Information Technology, Industrials, Materials, Consumer Discretionary and Consumer Staples. Although there was volatility in the international markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader international market even though the Fund had no exposure to the Chinese markets, except for holdings in Hong Kong, that have seen upward momentum recently and are a large portion of the international markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire International ETF - NAV	Inspire International NTR Index	S&P International 700 TR	Inspire Global Hope Ex-US GTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
11/30/19	$10,604	$11,073	$10,451	$10,590
11/30/20	$11,908	$11,964	$11,455	$11,488
11/30/21	$13,945	$13,733	$12,730	$13,247
11/30/22	$12,645	$11,849	$11,493	$12,031
11/30/23	$13,657	$12,923	$12,751	$13,223
11/30/24	$15,187	$14,442	$14,631	$14,882
11/30/25	$18,555	$17,748	$18,719	$18,421

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	22.18%	9.28%	10.54%
Inspire International NTR Index	22.90%	8.21%	9.75%
S&P International 700 TR	27.94%	10.32%	10.70%
Inspire Global Hope Ex-US GTR Index	23.78%	9.90%	10.41%

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 414,998,641
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,548,244
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$414,998,641
Number of Portfolio Holdings	202
Advisory Fee	$1,548,244
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	0.4%
Preferred Stocks	0.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.4%
Real Estate	2.8%
Communications	2.9%
Consumer Discretionary	5.3%
Health Care	6.1%
Technology	6.3%
Consumer Staples	7.3%
Energy	7.5%
Utilities	10.3%
Materials	14.8%
Industrials	16.8%
Financials	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Aeon Company Ltd.	0.7%
Sociedad Quimica y Minera de Chile S.A., Class B	0.7%
Samsung SDI Company Ltd.	0.7%
Advantest Corporation	0.6%
Hang Seng Bank Ltd.	0.6%
Chugai Pharmaceutical Company Ltd.	0.6%
SSE PLC	0.6%
Delta Electronics Thailand PCL	0.6%
voestalpine A.G.	0.6%
Power Corp of Canada	0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000176730
Shareholder Report [Line Items]
Fund Name	Inspire Small/Mid Cap ETF
Trading Symbol	ISMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ismd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ismd
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$46	0.47%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of -4.16%. This negative performance was driven predominately by the downward momentum of the US midcap and small cap markets during the period. Security selection in the Energy, Consumer Discretionary, Consumer Staples, Health Care and Utilities sectors helped the performance of the Fund from a positive perspective but the sectors that caused the largest drag to performance were the Communications Services, Financials, Industrials and Information Technology sectors. Although there was volatility and a market correction in the markets during the period due to uncertainty about effect of the tariffs and the next move in interest rates by the Federal Reserve, the Fund performed in line vs the broader small and mid-cap markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
11/30/17	$10,775	$10,861	$11,079	$10,916
11/30/18	$10,978	$11,160	$11,143	$11,147
11/30/19	$11,683	$11,872	$11,980	$11,389
11/30/20	$11,931	$12,440	$13,609	$12,444
11/30/21	$15,682	$16,744	$16,606	$17,132
11/30/22	$15,158	$16,264	$14,445	$16,107
11/30/23	$15,009	$16,165	$14,074	$15,087
11/30/24	$19,892	$21,559	$19,202	$19,553
11/30/25	$19,065	$20,748	$19,988	$18,920

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	-4.16%	9.83%	7.65%
Inspire Small/Mid Cap Index	-3.76%	10.77%	8.69%
Russell 2000® Index	4.09%	7.99%	8.23%
S&P SmallCap 600® Equal Weight Index	-3.24%	8.74%	7.55%

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 226,574,501
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 593,852
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$226,574,501 Number of Portfolio Holdings498 Advisory Fee $593,852 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	0.4%
Common Stocks	98.6%
Money Market Funds	1.0%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	1.0%
Communications	2.4%
Utilities	3.7%
Consumer Staples	5.0%
Energy	5.3%
Materials	6.3%
Real Estate	8.8%
Health Care	10.1%
Consumer Discretionary	11.8%
Technology	12.2%
Industrials	16.0%
Financials	17.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.0%
ProPetro Holding Corporation	0.4%
Fluence Energy, Inc.	0.4%
Castle Biosciences, Inc.	0.4%
Tandem Diabetes Care, Inc.	0.4%
Haemonetics Corporation	0.3%
Arcutis Biotherapeutics, Inc.	0.3%
NeoGenomics, Inc.	0.3%
FormFactor, Inc.	0.3%
Herbalife Ltd.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000220340
Shareholder Report [Line Items]
Fund Name	Inspire Capital Appreciation ETF
Trading Symbol	RISN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Inspire Capital Appreciation ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/risn. You can also request this information by contacting us at 1-877-658-9473.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/risn
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Capital Appreciation ETF	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the 12 months ended November 30, 2025 of 5.12%. Since the Fund has a current target of 80% to be invested in US Large Cap stocks, most of this positive performance was driven by the upward trend in the US equity markets during the period. Security selection in the Health Care and Materials sectors helped with positive performance, but the sectors that caused the largest drag to performance was the lack of exposure to the Consumer Staples, Real Estate and Utilities sectors as well as poor performance in the Communication Services, Energy and Financials sectors. The Fund is also currently invested at a 20% level in US Treasury exposure so part of the positive performance within the Fund was driven by falling interest rates on the short and intermediate end of the yield curve spectrum in anticipation of cuts in interest rates by the Federal Reserve. Although there was volatility in both the equity and fixed income markets during the period, the Fund performed in line with the broader large cap market, as well as the intermediate and short-term fixed income markets. During the period ended November 30, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Inspire Capital Appreciation ETF - NAV	S&P Target Risk Moderate Index
Jul-2020	$10,000	$10,000
Nov-2020	$10,518	$10,559
Nov-2021	$12,673	$11,381
Nov-2022	$10,819	$10,152
Nov-2023	$11,255	$10,669
Nov-2024	$13,661	$12,244
Nov-2025	$14,361	$13,577

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 15, 2020)
Inspire Capital Appreciation ETF - NAV	5.12%	6.43%	6.96%
S&P Target Risk Moderate Index	10.89%	5.16%	5.85%

Performance Inception Date	Jul. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,724,052
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 427,187
InvestmentCompanyPortfolioTurnover	288.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,724,052 Number of Portfolio Holdings31 Advisory Fee $427,187 Portfolio Turnover288%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.5%
Exchange-Traded Funds	19.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Communications	2.6%
Materials	2.8%
Energy	5.2%
Health Care	8.2%
Consumer Discretionary	16.0%
Industrials	18.9%
Fixed Income	19.5%
Technology	26.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab Short-Term U.S. Treasury ETF	19.5%
IDEXX Laboratories, Inc.	2.9%
Ubiquiti, Inc.	2.9%
Lennox International, Inc.	2.8%
Louisiana-Pacific Corporation	2.8%
Seagate Technology Holdings PLC	2.8%
Waters Corporation	2.8%
Home Depot, Inc. (The)	2.8%
Deckers Outdoor Corporation	2.7%
Expeditors International of Washington, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 19, 2025, the Fund's name changed from "Inspire Tactical Balanced ETF" to "Inspire Capital Appreciation ETF". This is a summary of certain changes to the Fund since November 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 30, 2026 at https://www.sec.gov/ or upon request at 1-877-658-9473.